Related Party Transactions (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Affiliated Companies
Related Party Transaction [Line Items]
Operating revenues	¥ 26,001	¥ 25,788	¥ 23,145
Operating expenses	105,295	104,435	105,682
Receivables	17,257	14,225
Payables	¥ 89,623	¥ 83,559